Consolidated principles and methods	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Consolidated principles and methods	Consolidated principles and methods
3.1 BASIS OF CONSOLIDATION

Consolidated entities

As of June 30, 2025, the consolidation scope is comprised of one parent entity and is similar to that of December 31, 2024 as Nanobiotix S.A. has three wholly owned subsidiaries:
•Nanobiotix Corp., incorporated in the State of Delaware in September 2014 and located in the USA,
•Nanobiotix Germany GmbH, created in October 2017 and located in Germany,
•Nanobiotix Spain S.L.U., created in December 2017 and located in Spain.

Accordingly, the unaudited interim condensed consolidated financial statements as of June 30, 2025 include the operations of each of these subsidiaries, to the extent applicable, from the date of their incorporation.

Foreign currency transactions

The unaudited interim condensed consolidated financial statements are presented in thousands of euros, which is the Group’s presentation currency and the functional currency of the parent company, Nanobiotix S.A.

The financial statements of consolidated foreign subsidiaries whose functional currency is not the euro are translated into euros for statement of financial position items at the closing exchange rate for the statement of financial position, whereas, items of the statement of operations, statement of comprehensive loss and statement of cash flow are converted at the average exchange rate for the period presented, except where this method cannot be applied due to significant exchange rate fluctuations during the applicable period.

The dollar-to-euro exchange rate used in the unaudited interim condensed consolidated financial statements to convert the Group transactions denominated in US dollars were a closing of $1.1720 as of June 30, 2025 and an average of $1.0930 for the six-month period ended June 30, 2025 compared with $1.0705 and $1.0812 respectively, as of and for the six-month period ended June 30, 2024 (source: Banque de France).

The resulting currency translation adjustments are recorded in other comprehensive income (loss) as a cumulative currency translation adjustment.

3.2. USE OF JUDGEMENT, ESTIMATES AND ASSUMPTIONS

The preparation of unaudited interim condensed consolidated financial statements in accordance with IAS 34 requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. The estimates and judgments used by management are based on historical information and on other factors, including expectations about future events considered to be reasonable given the circumstances. These estimates may be revised where the circumstances on which they are based change.

Consequently, actual results may vary significantly from these estimates under different assumptions or conditions. A sensitivity analysis may be presented if the results differ materially based on the application of different assumptions or conditions. The main items affected by the use of estimates are share-based payments, deferred tax assets, clinical trials accruals, revenue recognition and the measurement of financial instruments (fair value and amortized costs).

Measurement of share-based payments

The Company measures the fair value of stock options (OSA), founders’ warrants (BSPCE), warrants (BSA) and free shares (AGA) granted to employees, members of the Executive and Supervisory Board and consultants based on actuarial models. These actuarial models require that the Company use certain calculation assumptions with respect to characteristics of the grants (e.g., option vesting terms) and market data (e.g., to determine expected share volatility) (See Note 18 - Share-based payments).

Deferred tax assets
Deferred taxes are recognized for temporary differences arising from the difference between the tax basis and the accounting basis of the Company’s assets and liabilities that appear in its financial statements. The primary source of deferred tax assets are related to the tax losses that can be carried forward or backward, depending on the jurisdiction. Enacted tax rates are used to measure deferred taxes.

The deferred tax assets are recorded in the accounts only to the extent that it is probable that the future profits will be sufficient to absorb the losses that can be carried forward or backward. Considering its stage of development, which does not allow for sufficiently reliable income projections to be made, the Company has not recognized deferred tax assets in relation to tax losses carry forwards in the statements of consolidated financial position.

Clinical trial accruals

Clinical trial expenses, although not yet billed in full, are estimated quarterly for each study and a provision is recognized accordingly. (See Note 14.1 - Trade and other payables for information regarding the clinical trial accruals as of June 30, 2025 and December 31, 2024).

Revenue recognition

In order to determine the amount and timing of revenue under the contract with customers, the Company is required to use significant judgments, mainly with respect to identifying performance obligations of the Company, determining the stand alone selling price of the performance obligations, the transaction price allocation and the timing of satisfaction of support services provided to customers.

Determining the distinctiveness of performance obligations — A promised good or service will need to be recognized separately in revenue if it is distinct as defined in IFRS 15. In determining whether the performance obligation is separate, the Company analyses if (i) the good or service is distinct in absolute terms, i.e. it can be useful to the customer, either on its own or in combination with resources that the customer can obtain separately; and if (ii) the good or service is distinct in the context of the contract, i.e. it can be identified separately from the other goods and services in the contract because there is not a high degree of interdependence or integration between this element and the other goods or services promised in the contract. If either of these two conditions is not met, the good or service is not distinct, and the Company must group it with other promised goods or services until it becomes a distinct group of goods or services.

Allocation of transaction price to performance obligations — A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation using our best estimate of the standalone selling price of each distinct good or service in the contract.

Variable consideration — Due to the nature of the work required to be performed on many of the Company’s performance obligations, the estimation of total revenue and cost at completion is complex, subject to many variables and requires significant judgment. It is common for the collaboration and license agreements to contain variable consideration that can increase the transaction price. Variability in the transaction price arises primarily due to milestone payments obtained following the achievement of specific milestones (e.g., scientific results or regulatory or commercial approvals). The Company includes the related amounts in the estimated transaction price as soon as their receipt is highly probable. The effect of the increase of the transaction price due to milestones payments is recognized as an adjustment to revenue on a cumulative catch‑up basis.

Revenue recognized over time and input method — Some of the Company’s performance obligations are satisfied over time as work progresses, thus revenue is recognized over time, using an input measure of progress as it best depicts the transfer of control to the customers.

Contract modification — The Company accounts for a contract modification as if it were a part of the existing contract if the remaining goods or services are not distinct and, therefore, form part of a single performance obligation that is partially satisfied at the date of the contract modification. The effect that the contract modification has on the transaction price, and on the entity's measure of progress towards complete satisfaction of the performance obligation, is recognized as an adjustment to revenue at the date of the contract modification (i.e. on a cumulative catch-up basis). The Company is required to use significant judgments with respect to identifying and determining the amended standalone selling price of the performance obligations, the transaction price allocation and the adjusted timing of satisfaction of the remaining services provided to customers.
See Note 16 - to the Company’s consolidated financial statements as of and for the year ended December 31, 2024 for additional detail regarding the Company’s accounting policies and specific judgments made with regard to revenue recognition, and for its additional sources of revenue and other income.

Measurement of financial assets and liabilities

At the renegotiation date in October 2022, the fair value measurement of the EIB loan required the Company to determine:

–the discount rate of the new liability executed in October 2022. The discount rate reflects the company’s credit risk at the Amendment Agreement date as well as a premium to reflect uncertainties associated with the timing and the amount of the royalties’ payment. The Company involved external financial instruments valuation specialists to support in determining the average discount rate;

–the amount of additional interest (“royalties”, as defined by the royalty agreement with EIB) that will be due according to the loan agreement during a royalty calculation period commencing upon commercialization. The royalties due during this period will be determined and calculated based on the number of tranches that have been withdrawn and will be indexed to annual sales turnover relating to JNJ-1900 (NBTXR3) through specific Company’s license agreement. For the purpose of measuring the fair value of the EIB loan, the Company forecasts expected sales relating to JNJ-1900 (NBTXR3) during the royalty period, taking into consideration the operational assumptions such as market release dates of the products, growth and penetration rate in each market. (see Notes 4.4 - Financing Agreement with the European Investment Bank (“EIB”) and 13 - Financial liabilities to the Company’s consolidated financial statements as of and for the year ended December 31, 2024, for details about this loan and the accounting treatment applied).

Subsequent to the estimate of the fair value of the EIB loan performed at the renegotiation date, the debt has been measured at amortized cost based on the revised best estimate of the future cash flows related to the debt at each closing date. Accordingly, the Company determines the amount of additional interest as described above. Any subsequent adjustment of flows indexed to turnover are discounted at the original effective interest rate and the adjustment is recognized in profit or loss under the “catch-up” method. As of June 30, 2025, the fair value measurement of the EIB loan has been reassessed by the Company for disclosure purpose.